Leases	3 Months Ended
Jun. 30, 2012
Leases
Leases of Lessee Disclosure

NOTE 11-             OBLIGATIONS UNDER CAPITAL LEASE

On April 1, 2011, the Company assumed the capital leases of its former subsidiary Teliphone Inc.  The Company leases some of its computer equipment pursuant to capital leases. At March 31, 2012, minimum future annual lease obligations are as follows:

Year Ending

March 31, 2013                                                   $16,453

March 31, 2014                                                          315

                                                                                                  16,768

Less: Amounts representing interest                                  (1,747.)

Total                                                                                        15,021

Current portion                                                                        (14,722)

Long-term portion                                                                   $299